Earnings Per Share (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Earnings Per Share

For the year ended October 31 ($ millions)	2021	2020	2019
Basic earnings per common share
Net income attributable to common shareholders	$9,391	$6,582	$8,208
Weighted average number of common shares outstanding (millions)	1,214	1,212	1,222
Basic earnings per common share (1) (in dollars)	$7.74	$5.43	$6.72
Diluted earnings per common share
Net income attributable to common shareholders	$9,391	$6,582	$8,208
Dilutive impact of share-based payment options and others (2)	43	6	142
Net income attributable to common shareholders (diluted)	$9,434	$6,588	$8,350
Weighted average number of common shares outstanding (millions)	1,214	1,212	1,222
Dilutive impact of share-based payment options and others (2) (millions)	11	31	29
Weighted average number of diluted common shares outstanding (millions)	1,225	1,243	1,251
Diluted earnings per common share (1) (in dollars)	$7.70	$5.30	$6.68

(1)	Earnings per share calculations are based on full dollar and share amounts.
(2)
Certain tandem stock appreciation rights or options as well as acquisition-related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.